Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 461,809,259	$ 630,815,088	$ 1,294,405,098	$ 1,867,913,141
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	454,528,003	612,591,401	1,275,634,645	1,819,245,409
Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	7,281,256	18,223,687	18,770,453	48,667,732
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	117,934,689	154,970,402	330,021,163	463,131,305
Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	25,444,840	61,332,876	76,881,720	180,429,579
Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	261,434,435	305,231,703	736,818,707	951,074,283
Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	4,273	28,665,401	23,436	103,720,586
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	56,262,810	79,321,444	147,828,957	164,996,410
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	728,212	1,293,262	2,831,115	4,560,978
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	170,489,512	217,473,641	458,206,059	677,579,833
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	23,136,013	46,527,704	68,200,917	121,789,461
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	13,904,026	16,077,940	50,374,561	52,279,750
Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	254,275,435	322,070,402	717,600,125	912,543,511
Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	4,273	28,665,401	23,436	103,720,586
Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	116,479,189	154,179,913	326,701,063	462,534,377
Exploration and Production | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	116,472,969	154,156,160	326,681,664	462,454,632
Exploration and Production | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,220	23,753	19,399	79,745
Exploration and Production | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	116,443,078	154,114,802	326,574,177	462,275,705
Exploration and Production | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	29,891	41,358	107,487	178,927
Exploration and Production | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,220	23,753	19,399	79,745
Exploration and Production | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	81,958,914	93,636,395	217,971,647	299,855,589
Exploration and Production | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	20,572,761	42,547,831	60,332,448	110,614,077
Exploration and Production | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	13,911,401	17,930,576	47,808,171	51,806,039
Exploration and Production | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	36,113	65,111	588,797	258,672
Industrial Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	190,862,135	323,443,133	582,626,709	942,712,193
Industrial Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	183,917,952	305,782,973	565,247,312	896,577,312
Industrial Transformation | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,944,183	17,660,160	17,379,397	46,134,881
Industrial Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	15,209,450	33,893,671	46,858,440	98,482,899
Industrial Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	176,458,724	256,507,009	534,156,512	723,842,052
Industrial Transformation | Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	4,273	28,665,401	23,436	103,720,586
Industrial Transformation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	(901,832)	4,071,502	1,332,156	15,818,232
Industrial Transformation | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	91,520	305,550	256,165	848,424
Industrial Transformation | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	190,857,862	294,777,732	582,603,273	838,991,607
Industrial Transformation | Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	4,273	28,665,401	23,436	103,720,586
Logistics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	299,619	424,185	1,183,894	1,179,703
Logistics | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	299,619	424,185	1,183,894	1,179,703
Logistics | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	299,619	424,185	1,183,894	1,179,703
Logistics | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	299,619	424,185	1,183,894	1,179,703
DPRLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	52,356,062	62,489,749	134,228,006	189,995,176
DPRLP | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	52,356,062	62,490,302	134,228,006	189,158,354
DPRLP | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		(553)		836,822
DPRLP | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,074,987	(4,592,291)	3,514,792
DPRLP | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	353,233	3,654,126	892,873	64,698,229
DPRLP | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	50,927,842	63,428,467	129,820,341	124,460,125
DPRLP | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	0	(553)		836,822
DPRLP | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	52,356,062	62,489,749	134,228,006	189,995,176
Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	95,175,708	85,497,849	233,016,863	256,348,468
Trading Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	94,852,689	84,962,122	231,681,294	254,743,701
Trading Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	323,019	535,727	1,335,569	1,604,767
Trading Companies | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,491,611	855,600	3,446,986	855,600
Trading Companies | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	9,130,512	31,990,138	26,401,001	81,767,753
Trading Companies | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	84,622,478	45,070,568	201,769,322	162,534,002
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	(391,912)	7,045,816	63,985	9,586,346
Trading Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	323,019	535,727	1,335,569	1,604,767
Trading Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	35,561,317	60,755,674	104,523,934	186,156,710
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,497,404	3,537,791	7,762,101	7,685,362
Trading Companies | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	(7,375)	(1,852,636)	2,566,390	473,711
Trading Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	57,124,362	23,057,020	118,164,438	62,032,685
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	158	169	615	697
Corporate | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	158	169	615	697
Corporate | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	158	169	615	697
Corporate | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	158	169	615	697
Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,636,388	4,780,090	16,647,948	15,142,527
Other Operating Subsidiary Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,628,712	4,775,659	16,612,475	15,131,707
Other Operating Subsidiary Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	7,676	4,431	35,473	10,820
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,628,712	4,775,659	16,612,475	15,131,707
Other Operating Subsidiary Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	7,676	4,431	35,473	10,820
Other Operating Subsidiary Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	613,219	591,823	1,482,472	1,572,358
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	65,848	442,082	106,368	3,490,022
Other Operating Subsidiary Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 5,957,321	$ 3,746,185	$ 15,059,108	$ 10,080,147